UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2005

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Zola Capital Management LLC
Address:          535 Pacific Avenue
                  2nd Floor
                  San Francisco, California 94133

Form 13F File Number:  028--10373

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark Zola
Title:            President
Phone:            (415) 486-2190

Signature, Place, and Date of Signing:

     /s/  Mark Zola             San Francisco, California        02/13/2005
  -----------------------       -------------------------        ----------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                        0
                                                   ------------------------

Form 13F Information Table Entry Total:                                  51
                                                   ------------------------

Form 13F Information Table Value Total:            $                 53,873
                                                   ------------------------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                 ZOLA PARTNERS
                                    FORM 13F
                                     Public
                                   9/30/2005

                               TITLE                      VALUE     SHARES/       SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP    (X$1,000)   PRN AMT       PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED    NONE
---------------------       ----------       ---------- ----------  --------      ---- ----- -------- -------- ----- ------  -------
CARNIVAL CORP                NOTE 10/2        143658AS1  2492   3,000,000    83.071 PRN                         SOLE
CENTERPOINT ENERGY           NOTE 2.875% 1/1  15189TAL1  1193   1,000,000   119.301 PRN                         SOLE
CHIRON CORP                  DBCV 2.750% 6/3  170040AJ8  1235   1,250,000    98.777 PRN                         SOLE
DOMINION RES INC VA          NOTE 2.125% 12/1 25746UAT6  1182   1,000,000   118.240 PRN                         SOLE
DUKE ENERGY                  NOTE 1.750% 5/1  264399EJ1  4006   3,250,000   123.273 PRN                         SOLE
GENERAL MOTORS CORP          DEB SR CV C 33   370442717  7193     364,200    19.750 SH                          SOLE
GENERAL MOTORS CORP          DEB SR CONV B    370442733  1329      76,900    17.280 SH                          SOLE
FOUR SEASONS HOTEL INC       NOTE 1.875% 7/3  35100EAE4  2071   2,000,000   103.564 PRN                         SOLE
HALLIBURTON CO               NOTE 3.125% 7/1  406216AM3  2819   1,500,000   187.927 PRN                         SOLE
INTL PAPER CO                DBCV 6/2         460146BM4  2111   3,800,000    55.546 PRN                         SOLE
KELLWOOD CO                  DBCV 3.500% 6/1  488044AF5   844   1,000,000    84.404 PRN                         SOLE
LIBERTY MEDIA CORP NEW       DEB 0.750% 3/3   530718AF2   278     250,000   111.023 PRN                         SOLE
LOWES COS INC                NOTE 0.861% 10/1 548661CG0   567     500,000   113.372 PRN                         SOLE
LUCENT TECHNOLOGIES INC      DBCV 2.750% 6/1  549463AG2   573     500,000   114.524 PRN                         SOLE
MASCO CORP                   NOTE 7/2         574599BB1   804   1,750,000    45.970 PRN                         SOLE
WYETH                        DBCV 1/1         983024AD2  3524   3,400,000   103.655 PRN                         SOLE
DISNEY WALT COMPANY          NOTE 2.125% 4/1  254687AU0   254     250,000   101.625 PRN                         SOLE
ALLIED WASTE INDS INC        PFD SR C CONV    019589605   264       5,400    48.810 SH                          SOLE
CHUBB CORP                   CORP UNIT%       171232309  6200     189,100    32.785 SH                          SOLE
CONSECO INC                  PFD B CV 5.50%   208464867  3363     125,950    26.700 SH                          SOLE
HUNTSMAN CORP                PFD MND CV 5%    447011206    62       1,400    44.470 SH                          SOLE
PHOENIX COS INC NEW          CORPORATE UNIT   71902E406    53       1,500    35.520 SH                          SOLE
SCHERING PLOUGH CORP         PFD CONV MAND    806605606  1361      25,100    54.230 SH                          SOLE
UNITED STATES STL CORP NEW   PFD CV B 7%      912909207    69         500   138.140 SH                          SOLE
ALLIED WASTE INDS INC        COM PAR $.01NW   019589308   190      22,500     8.450 SH                          SOLE
ALLSTATE CORP                COM              020002101   332       6,000    55.290 SH                          SOLE
AFFILIATED MANAGERS GROUP    COM              008252108   362       5,000    72.420 SH                          SOLE
CENTURYTEL INC               COM              156700106    70       2,000    34.980 SH                          SOLE
CONSECO INC                  COM NEW          208464883    15         700    21.110 SH                          SOLE
FEDERAL NATL MTG ASSN        COM              313586109   121       2,700    44.820 SH                          SOLE
GENERAL ELECTRIC             COM              369604103   185       5,500    33.670 SH                          SOLE
GOLDCORP INC NEW             COM              380956409  1030      51,400    20.040 SH                          SOLE
HONEYWELL INTERNATIONAL INC  COM              438516106  1230      32,800    37.500 SH                          SOLE
INTEL CORP                   COM              458140100   550      22,300    24.650 SH                          SOLE
INTERNATIONAL GAME TECH      COM              459902102    54       2,000    27.000 SH                          SOLE
JONES APPAREL GROUP INC      COM              480074103    14         500    28.500 SH                          SOLE
KELLWOOD CO                  COM              488044108    54       2,100    25.850 SH                          SOLE
MARSHALL & ILSLEY CORP       COM              571834100     9         200    43.510 SH                          SOLE
MASCO CORP                   COM              574599106    46       1,500    30.680 SH                          SOLE
MEDTRONIC INC                COM              585055106   590      11,000    53.620 SH                          SOLE
MERCK & CO                   COM              589331107   150       5,500    27.210 SH                          SOLE
MICROSOFT CORP               COM              594918104  2290      89,000    25.730 SH                          SOLE
PFIZER INC                   COM              717081103   372      14,900    24.970 SH                          SOLE
PHELPS DODGE                 COM              717265102  1299      10,000   129.930 SH                          SOLE
PLATINUM UNDERWRITER HLDGS L COM              G7127P100   167       5,600    29.890 SH                          SOLE
PMI GROUP INC                COM              69344M101   152       3,800    39.870 SH                          SOLE
PROVIDIAN FINANCIAL CORP     COM              74406A102    11         600    17.680 SH                          SOLE
SYNOVUS FINANCIAL CORP       COM              87161C105     8         300    27.720 SH                          SOLE
WAL-MART STORES INC          COM              931142103    44       1,000    43.820 SH                          SOLE
XEROX CORP                   COM              984121103   536      39,300    13.650 SH                          SOLE
YAHOO INC                    COM              984332106   146       4,300    33.840 SH                          SOLE

                       REPORT SUMMARY    51 DATA RECORDS           53,873  25,582,550
